IMPAIRMENT AND REVERSAL OF NON-CURRENT ASSETS - Assumptions (Details)	12 Months Ended
	Dec. 31, 2024 $ / ounce $ / lb	Dec. 31, 2023 $ / lb $ / ounce USD ($)
Copper | Short-term [Member]
Disclosure of impairment assumptions
Estimated mineral price for measurement of fair value less costs of disposal | $ / lb	4.25	3.75
Copper | Long-term [Member]
Disclosure of impairment assumptions
Estimated mineral price for measurement of fair value less costs of disposal | $ / lb	4.00	3.50
Copper | Average
Disclosure of impairment assumptions
WACC	12.00%
Gold | Short-term [Member]
Disclosure of impairment assumptions
Estimated mineral price for measurement of fair value less costs of disposal | $ / ounce	2,400	1,900
Gold | Long-term [Member]
Disclosure of impairment assumptions
Estimated mineral price for measurement of fair value less costs of disposal | $ / ounce	1,850	1,600
Gold | Minimum
Disclosure of impairment assumptions
WACC	5.00%	5.00%
Gold | Maximum
Disclosure of impairment assumptions
WACC	9.00%	9.00%
Gold | Average
Disclosure of impairment assumptions
WACC	6.00%	6.00%
value per ounce of gold | $		40
NAV multiple	1.2	1.2
LOM year	21 years	23 years